Oct. 16, 2015
U.S. Equity High Volatility Put Write Index Fund

ALPS ETF TRUST

U.S. EQUITY HIGH VOLATILITY PUT WRITE INDEX FUND (NYSE ARCA: HVPW)

SUPPLEMENT DATED OCTOBER 16, 2015

 TO THE PROSPECTUS DATED MARCH 31, 2015, AS SUPPLEMENTED

Effective immediately, the second paragraph of the section titled “Principal Investment Strategies” on page 2 is deleted and replaced with the following:

The NYSE Arca U.S. Equity High Volatility Put Write IndexSM is an index that measures the return of a hypothetical portfolio consisting of exchange traded put options which have been sold on each of 40 stocks and a cash position calculated as described herein under “Additional Information About the Underlying Index.” The 40 stocks on which options are sold (“written”) are those 40 stocks from a selection of the largest capitalized (over $5 billion in market capitalization) stocks which also have listed options and which have the highest volatility, as determined by the NYSE Arca, Inc. (the “NYSE Arca”), the Fund’s index provider (the “Index Provider”).

Effective immediately, under the section titled “Principal Investment Risks,” the subsection titled “Non-Diversified Fund Risk” on page 4 is deleted and replaced with the following:

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. This risk may be particularly applicable to the Fund because the Fund will only sell options on 40 underlying stocks.